Earnings per Common Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per Common Share

NOTE 22 - EARNINGS PER COMMON SHARE

The factors used in the earnings per share computation follow.

	2018	2017	2016
Basic
Net income	$14,139	$15,872	$17,217
Preferred stock dividends	959	1,244	1,501
Net income available to common shareholders—basic	$13,180	$14,628	$15,716
Weighted average common shares outstanding—basic	11,971,786	9,906,856	8,010,399
Basic earnings per share	$1.10	$1.48	$1.96
Diluted
Net income available to common shareholders—basic	$13,180	$14,628	$15,716
Preferred stock dividends on convertible preferred stock	959	1,244	1,501
Net income available to common shareholders—diluted	$14,139	$15,872	$17,217
Weighted average common shares outstanding for earnings per common share basic	11,971,786	9,906,856	8,010,399
Add: dilutive effects of convertible preferred shares	1,883,921	2,445,760	2,940,562
Average shares and dilutive potential common shares outstanding—diluted	13,855,707	12,352,616	10,950,961
Diluted earnings per share	$1.02	$1.28	$1.57

Basic earnings per common share are calculated by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share include the dilutive effect, if any, of additional potential common shares issuable under the equity incentive plan, computed using the treasury stock method, and the impact of the Company’s convertible preferred shares using the “if converted” method.